Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 153,080	€ 136,473
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	73,128	77,243
Floating rate	25,924	23,944
Other	47,644	28,019
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,668	5,517
Floating rate	1,398	1,417
Other	€ 319	€ 333